Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Taxable loss of partnership	$ 0
Interest expense accrued	22,800	$ 32,600	$ 1,500
Reduction of Tax Receivable Agreement Liability	(27,196)	22,283	$ (2,759)
Tax Cuts and Jobs Act
Income Tax [Line Items]
Reduction of Tax Receivable Agreement Liability	$ (27,200)	$ 22,300